Segment Information (Schedule Of Revenues And Long-Lived Assets By Geographical Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 1,187.1	$ 1,162.2	$ 1,130.3	$ 1,040.3	$ 973.1	$ 1,013.9	$ 965.7	$ 916.5	$ 4,519.9	$ 3,869.2	$ 2,599.2
Long-lived Assets	14,311.0				13,145.6				14,311.0	13,145.6	12,421.9
Geographic Areas [Member]
Segment Reporting Information [Line Items]
Revenues									4,519.9	3,869.2	2,599.2
Long-lived Assets	14,311.0				13,145.6				14,311.0	13,145.6	12,421.9
Geographic Areas [Member] | United States [Member]
Segment Reporting Information [Line Items]
Revenues									1,724.9	1,291.3	753.8
Long-lived Assets	4,617.8				4,525.9				4,617.8	4,525.9	3,450.6
Geographic Areas [Member] | Brazil [Member]
Segment Reporting Information [Line Items]
Revenues									683.7	776.3	430.9
Long-lived Assets	2,447.5				2,911.3				2,447.5	2,911.3	3,101.8
Geographic Areas [Member] | Angola [Member]
Segment Reporting Information [Line Items]
Revenues									467.1	341.6	209.5
Long-lived Assets	2,543.7				2,147.2				2,543.7	2,147.2	1,347.9
Geographic Areas [Member] | Other countries [Member]
Segment Reporting Information [Line Items]
Revenues									1,644.2	1,460.0	1,205.0
Long-lived Assets	$ 4,702.0				$ 3,561.2				$ 4,702.0	$ 3,561.2	$ 4,521.6